Other liabilities - Disclosure of significant changes in group service contract liability (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities at beginning of period	€ 2,730
Advances received from customers	801
Amounts recognized within revenue	(873)
Transfers to Assets/(Liabilities) held for sale	0
Other changes	(470)
Contract liabilities at end of period	€ 2,188